Summary of Significant Accounting Policies - Concentration of Credit Risk (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019
Concentration of Credit Risk
Federal Depository Insurance Coverage amount	$ 250,000	$ 250,000